Average Annual Total Returns{- Investor Freedom Income® Portfolio} - 02.28 VIP Investor Freedom Funds Investor Combo PRO-12 - Investor Freedom Income® Portfolio	VIP Investor Freedom Income Portfolio-Investor VIP Return Before Taxes Past 1 year	VIP Investor Freedom Income Portfolio-Investor VIP Return Before Taxes Past 5 years	VIP Investor Freedom Income Portfolio-Investor VIP Return Before Taxes Past 10 years	LB001 Past 1 year	LB001 Past 5 years	LB001 Past 10 years	IXWFQ Past 1 year	IXWFQ Past 5 years	IXWFQ Past 10 years
Total	3.28%	6.30%	5.11%	(1.54%)	3.57%	2.90%	3.15%	5.72%	4.70%